Schedule of intangible assets estimated useful lives (Details) - Alps Life Science Inc [Member]	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Trademark [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years	10 years
Patent [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	6 years 3 months	6 years 3 months
Technical Know How Of Stem Cells Cultivation [Member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years	5 years